As filed with the Securities and Exchange Commission on November 23, 2015

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-04581

CORNERCAP GROUP OF FUNDS
The Peachtree, Suite 1700
1355 Peachtree Street NE
Atlanta, GA 30309

Adam Waldstein
Atlantic Fund Services, LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2015 – September 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

Table of Contents

Manager’s Report to Shareholders	1

CornerCap Balanced Fund	6
CornerCap Small-Cap Value Fund	8
CornerCap Large/Mid-Cap Value Fund	10

Fund Expenses	12

Schedules of Investments

CornerCap Balanced Fund	14
CornerCap Small-Cap Value Fund	21
CornerCap Large/Mid-Cap Value Fund	29

Statements of Assets and Liabilities	33

Statements of Operations	34

Statements of Changes in Net Assets	35

Financial Highlights

CornerCap Balanced Fund	36
CornerCap Small-Cap Value Fund	37
CornerCap Large/Mid-Cap Value Fund	38

Notes to Financial Statements	39

Additional Information	46

Manager’s Report to Shareholders (Unaudited)
September 30, 2015

Dear Shareholders,

Following this shareholder letter are the portfolio valuation and financial reports for the semiannual period ending September 30, 2015.  In these reports you will find the fund returns and relevant benchmarks over various periods, the investment holdings, and other financial data for each of our CornerCap funds.

Although claimed by some asset managers, we do not believe that periodic volatility can be avoided for the delivery of strong equity returns over time.  We have experienced one of those volatile periods over the last year.  In our most recent annual report (3/31/15), our Small Cap Value fund realized a 15.23% six month return for the period ending 3/31/15.  In this report for 9/30/15, the fund’s six month return is -8.68% for the period ending 9/30/15.  While volatility can be a symptom of risk, it does not define risk.  In the near term, fear and greed tend to drive volatility.  The best managers of volatility are time and broad diversification.

We work to manage volatility and maximize returns using Fundametrics©, the proprietary research engine that we have been building, measuring, enhancing and accumulating data over the last 35 years.  Our research tracks fundamentals from over 5000 companies and markets and offers great insight into what is going on.

To summarize what we are currently seeing:

•	Investors are not sensitive to valuation currently. Whether or not a stock is cheap does not seem to matter right now. Over time, however, valuation matters.

•
On some level, investors currently prefer big stocks with above-average earnings growth in a challenging economy. But the deeper, more basic story is that investors want what they perceive to be DEFENSE. They want to limit the downside, and they are willing to pay high prices for it. On average, these stocks trade at 20-times earnings (near ten-year highs!), compared to stocks in our more value-sensitive portfolios trading at only 13-times earnings. We like how we are positioned.

•
We last saw this phenomenon in late 2011 and early 2012. The quest for defense pushed those stocks too high. The key is to avoid following the herd and putting too much emphasis on “low volatility” stocks. They can lose value as investor sentiment shifts. We see better opportunity in other, equally good stocks at better prices.

Fear is Driving Heavy Emphasis on Defense

We track over 130 data-driven factors in our research. We are able to see at any given time what we believe to be “in favor” and “out of favor” among US investors. Here’s what our analysis suggests:

•
Defensive factors1 have outperformed over the past year. Low volatility is clearly the overwhelming theme. “Low Beta” (a measure of volatility relative to the market) is by far our top performing factor. The problem is that, over time, “Low Beta” does not typically drive the best stock performance.

______________________________
1 such as low stock price volatility, higher dividends, or the largest capitalizations

Semi-Annual Report September 30, 2015	1

Manager’s Report to Shareholders (Unaudited)
September 30, 2015

•
Growth factors2 are also making some contributions. During the past few months, the emphasis has been on near-term visibility on earnings. During periods of fear, people typically compress their time horizons.

•
Valuation factors3 have collectively posted over the past year the worst returns of the attributes we track, particularly with Large Stocks4. As an aside, valuation is working better in Small Cap5 right now, primarily because small stocks aren’t typically used for defense. Over broader periods, valuation factors have been some of the BEST performing factors. They represent about two-thirds of our criteria for selecting stocks.

Proliferation of “Low Beta” Funds

When investor demand surges, Wall Street responds with products. By our analysis, 19 funds exist designed to deliver “low beta.” Almost all of them were introduced within the past five years, after the financial crisis of 2008/9.

And since 2012, the amount invested in these funds has increased five-fold, from around $3 billion to about $15 billion (source: Morningstar and CornerCap as of 9/30/15).

Our own take is that a low beta strategy can be fine, where clients are willing to trade long term performance for less volatility. The problem is that investors impatiently buy “low beta” stocks in fear (after they have run up in value) and impatiently sell them when the crisis has passed. Or, they assume “low beta” stocks won’t go down too much.

_________________________________________
2 levels of revenue or earnings growth, both actual or forecasted
3 a measure of how attractive the value of a stock is relative to other stocks
4 defined in our research database at stocks with capitalizations greater than $10 billion
5 defined in our research database as stocks between $500 million and $3 billion

2	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
September 30, 2015

Unfortunately, low beta stocks are still stocks. As a group, they can lose value. We prefer a broader, diversified portfolio as the solution.

Defense Has Become Increasingly Expensive

We become concerned when stocks—in this case, low beta stocks—get ahead of themselves.

Consider the following:

•
The average price to earnings ratio6 for low beta stocks is about 20-times (near all-time highs over the past ten year period), compared to only 15-times for what we call “higher beta.” (source: CornerCap as of 9/25/15)

•	For comparison, the stocks rated “buys” in our research system have an average P/E of 13-times as of 9/25/15.

•
Examples of low beta high-flyers include Reynolds American (with a P/E of 22x), Eli Lilly (28x), Costco (27x), Nike (31x), Visa (29x), and Expedia (35x), as of 9/25/15, to name a few. Note: none of these stocks are currently held in our Funds.

•	These are all good companies, but at rich valuations, we expect the risk going forward to be above average for these traditionally defensive stocks.

Déjà Vu All over Again

We saw a similar development in late 2011, during after-shocks from the financial crisis. Large stocks with high dividends and typically global operations were viewed as “safe havens”. Their P/E multiples averaged 16-times, compared to 14-times for stocks considered more volatile and 10-times for CornerCap “buys.” (source: CornerCap research for 9/28/12.)

During that time, our client portfolios lagged because we were not buying the expensive “defense” at the time. We believe this was a key factor that led to our strong performance in 2013 and 2014.

It’s worth noting that the difference between the stocks perceived to be less volatile vs. those that are considered more volatile is at greater extremes today. Today’s “safe havens” have richer valuations (P/E multiple of 20x today vs. 16x in 2012). There is also a wider spread between “low beta” and “high beta” valuations (i.e., 20x compared to 15x, vs. 16x to 14x).

The Bottom Line

There are plenty of good companies that are being discounted in the market today. Defensive stocks are good companies but on average are expensive. Buying them over the past year may help near-term performance (and

_______________________________________
6 or "P/E", which measures how attractive a company's earnings are when compared to its stock price

Semi-Annual Report September 30, 2015	3

Manager’s Report to Shareholders (Unaudited)
September 30, 2015

comfort) but we believe it would put our long term performance at risk. We must stay with our value-driven approach, which is out of favor in this market. As long as valuation matters over time, we should see better days.

CornerCap Investment Counsel
September 30, 2015

The views in this letter reflect the opinions of CornerCap Group of Funds as of September 30, 2015, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors. The CornerCap Balanced Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, prepayment, call and interest rate risk. As interest rates rise the value of bond prices will decline. The CornerCap Balanced Fund invests in ETFs (Exchange- Traded Funds) and is therefore subject to the same risks as the underlying securities in which the ETF invests as well as entails higher expenses than if invested into the underlying ETF directly.

Recent Quarter Table of Returns
for Periods Ending 9/30/2015
Returns for periods over one year are average annual returns.

	3 Month	1 Year	5 Years	10 Years	Since Inception Inception Date		Gross Expenses	Net Expenses
CSCVX	-8.21%	5.22%	13.05%	6.84%	9.38%	9/30/92	1.50%	1.30%
Russell 2000 Value Index	-10.73%	-1.60%	10.17%	5.35%	10.49%
CBLFX	-6.87%	-5.38%	6.66%	4.55%	5.32%	5/24/97	1.34%	1.14%
Blended Equity & Debt*	-3.49%	0.85%	9.03%	6.03%	6.27%
CMCRX	-10.97%	-8.63%	8.78%	4.22%	2.19%	7/27/00	1.50%	1.20%
Russell 1000 Value Index	-8.39%	-4.42%	12.29%	5.71%	6.06%

The performance data quoted represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the performance quoted. To obtain performance as of the most

4	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
September 30, 2015

recent month end, please call (888) 813-8637. The investment return and principal value of your investment will fluctuate, so investors’ shares, when redeemed, may be worth more or less than their original cost.

* 60% S&P 500 Index and 40% Barclays Capital US Intermediate Government/Credit Index, inception date 5/31/1997

**The Adviser has contractually agreed to waive fees and reimburse the Balanced Fund, the Small-Cap Value Fund, and the Large/Mid-Cap Value Fund for “Total Annual Fund Operating Expenses” that exceed 1.10%, 1.30% and 1.20%, respectively. The contractual agreement cannot be terminated prior to August 1, 2016 without the Board of Trustees' approval.

The views in this letter reflect the opinions of CornerCap Group of Funds as of September 30, 2015, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Investments made in small and mid-capitalization companies may be more volatile and less liquid due to limited resources or product lines and more sensitive to economic factors.  The CornerCap Balanced Fund is subject to the same risks as the underlying bonds in the portfolio such as credit, prepayment, call and interest rate risk.  As interest rates rise the value of bond prices will decline.  The CornerCap Balanced Fund invests in ETFs (Exchange-Traded Funds) and is therefore subject to the same risks as the underlying securities in which the ETF invests as well as entails higher expenses than if invested into the underlying ETF directly.

Price-to-Earnings Ratio (“P/E Ratio”) is the current share price of a stock divided by its earnings per share.

Semi-Annual Report September 30, 2015	5

Manager’s Report to Shareholders (Unaudited)
September 30, 2015

6	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
September 30, 2015

Semi-Annual Report September 30, 2015	7

Manager's Report to Shareholders (Unaudited)
September 30, 2015

8	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)
September 30, 2015

Semi-Annual Report September 30, 2015	9

Manager's Report to Shareholders (Unaudited)
September 30, 2015

10	www.cornercapfunds.com

Manager's Report to Shareholders (Unaudited)
September 30, 2015

Semi-Annual Report September 30, 2015	11

Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including wire fees, redemption fees, and low balance fees, and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2015, through September 30, 2015.

Actual Expenses – The first line under each Fund of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each Fund of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees, redemption fees, and low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	April 1, 2015	September 30, 2015	Period(a)
CornerCap Balanced Fund
Actual	$1,000.00	$926.81	$5.30
Hypothetical (5% return before taxes)	$1,000.00	$1,019.50	$5.55

CornerCap Small-Cap Value Fund
Actual	$1,000.00	$913.19	$6.22
Hypothetical (5% return before taxes)	$1,000.00	$1,018.50	$6.56

CornerCap Large/Mid-Cap Value Fund
Actual	$1,000.00	$885.81	$5.66
Hypothetical (5% return before taxes)	$1,000.00	$1,019.00	$6.06

(a) These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is 1.10% for Balanced Fund; 1.30% for Small-Cap Value Fund and 1.20% for Large/Mid-Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 365.

12	www.cornercapfunds.com

Fund Expenses (Unaudited)

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Funds do not charge any account maintenance fee or sales load, but do charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act.

Semi-Annual Report September 30, 2015	13

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCK (60.1%)
Advertising (0.7%)
Omnicom Group, Inc.	2,515	$165,739

Aerospace & Defense (1.3%)
The Boeing Co.	1,235	161,723
United Technologies Corp.	1,830	162,852
		324,575
Agriculture (0.7%)
Archer-Daniels-Midland Co.	3,945	163,520

Auto Manufacturers (2.0%)
Ford Motor Co.	12,160	165,011
General Motors Co.	5,525	165,861
PACCAR, Inc.	2,985	155,727
		486,599
Auto Parts & Equipment (0.6%)
Johnson Controls, Inc.	3,780	156,341

Banks (9.0%)
Bank of America Corp.	10,715	166,940
BB&T Corp.	4,935	175,686
Capital One Financial Corp.	2,280	165,346
Citigroup, Inc.	3,955	196,207
Fifth Third Bancorp	9,350	176,808
JPMorgan Chase & Co.	2,715	165,534
Regions Financial Corp.	16,665	150,152
State Street Corp.	2,300	154,583
SunTrust Banks, Inc.	4,685	179,154
The Goldman Sachs Group, Inc.	985	171,154
The PNC Financial Services Group, Inc.	2,135	190,442
U.S. Bancorp	4,115	168,756
Wells Fargo & Co.	3,420	175,617
		2,236,379
Biotechnology (1.4%)
Amgen, Inc.	1,225	169,442
Gilead Sciences, Inc.	1,830	179,688
		349,130
Chemicals (2.6%)
Eastman Chemical Co.	2,660	172,155
The Dow Chemical Co.	4,160	176,384
The Mosaic Co.	9,105	283,257
		631,796

The accompanying notes to financial statements are an integral part of these financial statements.
14	www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Computers (3.4%)
Apple, Inc.	1,630	$179,789
EMC Corp.	6,805	164,409
Hewlett-Packard Co.	5,750	147,257
International Business Machines Corp.	1,165	168,890
Western Digital Corp.	2,320	184,301
		844,646
Diversified Financial Services (3.3%)
Ally Financial, Inc.(a)	7,945	161,919
American Express Co.	2,295	170,128
Ameriprise Financial, Inc.	1,410	153,873
Discover Financial Services	3,280	170,527
Morgan Stanley	5,005	157,658
		814,105
Electric (2.2%)
Entergy Corp.	2,565	166,982
Exelon Corp.	5,675	168,547
Public Service Enterprise Group, Inc.	4,685	197,520
		533,049
Electrical Components & Equipment (1.3%)
Emerson Electric Co.	3,785	167,183
Rockwell Automation, Inc.	1,485	150,683
		317,866
Engineering & Construction (0.6%)
Fluor Corp.	3,430	145,261

Food (0.8%)
Tyson Foods, Inc., Class A	4,740	204,294

Forest Products & Paper (0.6%)
International Paper Co.	3,985	150,593

Healthcare Services (1.4%)
Aflac, Inc.	3,110	180,784
Quest Diagnostics, Inc.	2,640	162,281
		343,065
Home Furnishings (0.6%)
Whirlpool Corp.	1,010	148,733

Insurance (5.4%)
ACE, Ltd.	1,660	171,644
Lincoln National Corp.	3,290	156,143
MetLife, Inc.	3,960	186,714

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	15

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Insurance (5.4%)(continued)
Prudential Financial, Inc.	2,100	$160,041
The Allstate Corp.	2,775	161,616
The Hartford Financial Services Group, Inc.	3,660	167,555
The Travelers Cos., Inc.	1,795	178,656
Voya Financial, Inc.	3,870	150,040
		1,332,409
Internet (0.6%)
Symantec Corp.	8,170	159,070

Leisure Time (0.8%)
Harley-Davidson, Inc.	3,400	186,660

Lodging (0.6%)
Wyndham Worldwide Corp.	2,100	150,990

Media (2.1%)
Comcast Corp., Class A	3,405	193,676
Scripps Networks Interactive, Inc., Class A	3,195	157,162
Viacom, Inc., Class B	4,125	177,994
		528,832
Miscellaneous Manufacturing (1.4%)
Alcoa, Inc.	18,450	178,227
Pentair PLC	3,210	163,838
		342,065
Oil & Gas (1.2%)
Ensco PLC, Class A	10,160	143,053
Marathon Petroleum Corp.	3,605	167,019
		310,072
Oil & Gas Services (0.6%)
FMC Technologies, Inc.(a)	4,805	148,955

Pharmaceuticals (1.9%)
Express Scripts Holding Co.(a)	2,185	176,897
McKesson Corp.	805	148,949
Teva Pharmaceutical Industries, Ltd., ADR	2,460	138,892
		464,738
Retail (4.4%)
Bed Bath & Beyond, Inc.(a)	2,600	148,252
Best Buy Co., Inc.	4,450	165,184
Kohl's Corp.	3,290	152,360
Macy's, Inc.	2,915	149,598
Michael Kors Holdings, Ltd.(a)	3,910	165,159

The accompanying notes to financial statements are an integral part of these financial statements.
16	www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Retail (4.4%)(continued)
The Gap, Inc.	5,290	$150,765
Wal-Mart Stores, Inc.	2,510	162,748
		1,094,066
Semiconductors (2.0%)
Intel Corp.	5,765	173,757
Lam Research Corp.	2,375	155,159
Texas Instruments, Inc.	3,505	173,567
		502,483
Software (0.7%)
CA, Inc.	5,975	163,118

Telecommunications (3.3%)
AT&T, Inc.	5,050	164,529
CenturyLink, Inc.	6,150	154,488
Cisco Systems, Inc.	6,610	173,512
Juniper Networks, Inc.	6,190	159,145
Verizon Communications, Inc.	3,735	162,510
		814,184
Transportation (2.6%)
CSX Corp.	6,005	161,534
Cummins, Inc.	1,490	161,784
Union Pacific Corp.	1,880	166,211
United Rentals, Inc.(a)	2,655	159,433
		648,962
TOTAL COMMON STOCK (COST $16,589,195)		14,862,295

EXCHANGE TRADED FUNDS (4.3%)
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	20,865	539,986
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	20,135	520,893
TOTAL EXCHANGE TRADED FUNDS (COST $1,085,518)		1,060,879

	Principal Amount	Fair Value
GOVERNMENT BOND (2.1%)
U.S. Treasury Inflation Indexed Bond, 0.125%, 01/15/2022	$500,000	514,007
TOTAL GOVERNMENT BOND (COST $519,835)		514,007

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	17

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	September 30, 2015 (Unaudited)
	Principal Amount	Fair Value
CORPORATE BONDS (32.0%)
Agriculture (0.9%)
Reynolds American, Inc., 6.750%, 06/15/2017	$200,000	$216,508

Auto Manufacturers (1.4%)
Ford Motor Co., 9.215%, 09/15/2021	275,000	344,694

Banks (3.7%)
Bank of America Corp., 4.750%, 08/15/2020	250,000	267,514
The Goldman Sachs Group, Inc., 5.750%, 01/24/2022	300,000	344,404
The Goldman Sachs Group, Inc., MTN, 4.000%, 03/18/2029(b)	300,000	296,602
		908,520
Chemicals (1.8%)
CF Industries, Inc., 7.125%, 05/01/2020	250,000	293,900
The Dow Chemical Co., 2.500%, 02/15/2016	150,000	152,112
		446,012
Cosmetics & Personal Care (0.7%)
The Estee Lauder Cos., Inc., 5.550%, 05/15/2017	150,000	160,203

Diversified Financial Services (3.6%)
Credit Suisse USA, Inc., 5.375%, 03/02/2016	250,000	254,870
Fiserv, Inc., 4.750%, 06/15/2021	300,000	326,941
Weyerhaeuser Co., 7.125%, 07/15/2023	250,000	299,253
		881,064
Electronics (2.4%)
Agilent Technologies, Inc., 5.000%, 07/15/2020	270,000	293,806
Tech Data Corp., 3.750%, 09/21/2017	300,000	307,658
		601,464
Entertainment (1.1%)
International Game Technology, 7.500%, 06/15/2019	250,000	263,750

Food (0.7%)
Safeway, Inc., 3.950%, 08/15/2020	200,000	181,000

Healthcare Services (1.1%)
Humana, Inc., 6.300%, 08/01/2018	250,000	279,277

Home Furnishings (0.6%)
Whirlpool Corp., 6.500%, 06/15/2016	150,000	155,954

The accompanying notes to financial statements are an integral part of these financial statements.
18	www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	September 30, 2015 (Unaudited)

	Principal Amount	Fair Value
Insurance (1.7%)
The Travelers Cos., Inc., 5.900%, 06/02/2019	$150,000	$171,491
WR Berkley Corp., 5.375%, 09/15/2020	230,000	256,449
		427,940
Lodging (1.0%)
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/2015	250,000	251,734

Media (1.1%)
DIRECTV Holdings, LLC / DIRECTV Financing Co., Inc., 5.000%, 03/01/2021	255,000	277,958

Oil & Gas (1.5%)
Chesapeake Energy Corp., 6.625%, 08/15/2020	285,000	211,789
Statoil ASA, 6.700%, 01/15/2018	150,000	167,188
		378,977
Pharmaceuticals (1.3%)
Cardinal Health, Inc., 3.200%, 03/15/2023	320,000	317,084

Retail (6.1%)
AutoZone, Inc., 5.500%, 11/15/2015	150,000	150,819
Best Buy Co., Inc., 3.750%, 03/15/2016	200,000	201,710
Dillard's, Inc., 6.625%, 01/15/2018	275,000	297,392
Foot Locker, Inc., 8.500%, 01/15/2022	385,000	452,375
Oshkosh Corp., 5.375%, 03/01/2022	100,000	101,500
Walgreen Co., 3.100%, 09/15/2022	305,000	300,413
		1,504,209
Transportation (1.3%)
US Airways Group, Inc., 6.125%, 06/01/2018	300,000	308,250

TOTAL CORPORATE BONDS (COST $7,962,248)		7,904,598

MUNICIPAL BONDS (1.2%)
Kansas (0.6%)
Johnson County KS, Build America General Obligations Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	154,518

Texas (0.6%)
County of Galveston TX, Build America General Obligation Bonds, Series B, 4.200%, 02/01/2017	150,000	155,336

TOTAL MUNICIPAL BONDS (COST $301,450)		309,854

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	19

SCHEDULE OF INVESTMENTS
CornerCap Balanced Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS (1.2%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.015%	287,744	$287,744

TOTAL SHORT-TERM INVESTMENTS (COST $287,744)		287,744

TOTAL INVESTMENTS (COST $26,745,990)	100.9%	$24,939,377

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)%	(223,774)

NET ASSETS	100.0%	$24,715,603

(a)	Non-income producing security.
(b)	Represents a step bond. Rate disclosed is as of September 30, 2015.

Common Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company

The accompanying notes to financial statements are an integral part of these financial statements.
20	www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCK (97.6%)
Aerospace & Defense (0.8%)
Kaman Corp.	9,500	$340,575
Triumph Group, Inc.	7,905	332,642
		673,217
Auto Parts & Equipment (3.2%)
American Axle & Manufacturing Holdings, Inc.(a)	20,640	411,562
Cooper Tire & Rubber Co.	10,245	404,780
Cooper-Standard Holding, Inc.(a)	6,650	385,700
Dana Holding Corp.	22,555	358,173
Douglas Dynamics, Inc.	21,560	428,182
Group 1 Automotive, Inc.	4,450	378,917
Tower International, Inc.(a)	15,085	358,420
		2,725,734
Banks (11.9%)
BBCN Bancorp, Inc.	28,000	420,560
Chemical Financial Corp.	12,490	404,052
Community Trust Bancorp, Inc.	11,931	423,670
Customers Bancorp, Inc.(a)	16,605	426,748
Fidelity Southern Corp.	27,120	573,317
Financial Institutions, Inc.	16,900	418,782
First Busey Corp.	22,255	442,207
First Commonwealth Financial Corp.	45,290	411,686
First Community Bancshares, Inc.	23,565	421,814
First Interstate BancSystem, Inc., Class A	14,635	407,438
FirstMerit Corp.	20,540	362,942
German American Bancorp, Inc.	13,895	406,707
Great Southern Bancorp, Inc.	9,990	432,567
Heartland Financial USA, Inc.	12,470	452,536
Horizon Bancorp.	17,295	410,756
Lakeland Bancorp, Inc.	35,991	399,860
MainSource Financial Group, Inc.	21,065	428,883
Northrim BanCorp, Inc.	17,010	492,099
Tompkins Financial Corp.	7,760	414,074
TriCo Bancshares	17,155	421,498
Univest Corp. of Pennsylvania	20,470	393,433
Walker & Dunlop, Inc.(a)	15,460	403,197
WesBanco, Inc.	12,045	378,815
Wilshire Bancorp, Inc.	39,935	419,717
		10,167,358
Building Materials (1.9%)
Core Molding Technologies, Inc.(a)	20,850	384,683
Global Brass & Copper Holdings, Inc.	23,775	487,625
Haynes International, Inc.	8,760	331,478
MYR Group, Inc.(a)	14,930	391,166
		1,594,952

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	21

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Chemicals (2.2%)
A Schulman, Inc.	10,055	$326,486
Cabot Corp.	9,050	285,618
FutureFuel Corp.	44,400	438,672
Innospec, Inc.	9,030	419,985
Minerals Technologies, Inc.	7,885	379,742
		1,850,503
Coal Operations (0.5%)
Hallador Energy Co.	56,730	394,273

Commercial Services (3.5%)
American Public Education, Inc.(a)	17,620	413,189
Grand Canyon Education, Inc.(a)	9,515	361,475
Insperity, Inc.	9,340	410,306
Navigant Consulting, Inc.(a)	29,965	476,743
Quad/Graphics, Inc.	22,925	277,393
RPX Corp.(a)	27,235	373,664
TrueBlue, Inc.(a)	15,770	354,352
Vectrus, Inc.(a)	15,960	351,758
		3,018,880
Computers (2.0%)
Convergys Corp.	18,260	421,989
Mentor Graphics Corp.	17,945	441,985
Quality Systems, Inc.	33,165	413,899
Sykes Enterprises, Inc.(a)	16,745	426,998
		1,704,871
Distribution/Wholesale (0.5%)
Essendant, Inc.	12,190	395,322

Diversified Financial Services (2.9%)
CRA International, Inc.(a)	16,740	361,249
GAIN Capital Holdings, Inc.	40,800	297,024
INTL. FCStone, Inc.(a)	15,415	380,596
Marlin Business Services Corp.	19,940	306,877
PennyMac Financial Services, Inc., Class A(a)	22,585	361,360
Piper Jaffray Cos.(a)	8,905	322,094
Provident Financial Services, Inc.	21,535	419,932
		2,449,132
Electric (2.0%)
ALLETE, Inc.	8,700	439,263
Avista Corp.	13,175	438,069
Black Hills Corp.	10,535	435,517
Otter Tail Corp.	15,560	405,493
		1,718,342

The accompanying notes to financial statements are an integral part of these financial statements.
22	www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Electrical Components & Equipment (0.5%)
EnerSys, Inc.	7,720	$413,638

Electronics (4.9%)
AVX Corp.	27,515	360,171
Bel Fuse, Inc., Class B	21,290	413,878
GSI Group, Inc.(a)	31,560	401,759
II-VI, Inc.(a)	29,320	471,466
Methode Electronics, Inc.	15,590	497,321
Newport Corp.(a)	20,970	288,337
Plexus Corp.(a)	9,995	385,607
Sanmina Corp.(a)	19,710	421,203
Stoneridge, Inc.(a)	36,070	445,104
Tech Data Corp.(a)	7,385	505,872
		4,190,718
Engineering & Construction (0.8%)
Aegion Corp.(a)	22,260	366,845
Argan, Inc.	10,405	360,845
		727,690
Environmental Control (0.4%)
Tetra Tech, Inc.	15,805	384,220

Food (1.9%)
Fresh Del Monte Produce, Inc.	11,470	453,180
Ingles Markets, Inc., Class A	9,655	461,799
SpartanNash Co.	15,462	399,693
SUPERVALU, Inc.(a)	46,120	331,141
		1,645,813
Forest Products & Paper (1.3%)
Neenah Paper, Inc.	6,605	384,939
PH Glatfelter Co.	21,980	378,496
Schweitzer-Mauduit International, Inc.	10,555	362,881
		1,126,316
Hand & Machine Tools (0.4%)
Regal-Beloit Corp.	6,190	349,425

Healthcare Products (1.4%)
Exactech, Inc.(a)	22,775	396,968
Haemonetics Corp.(a)	12,000	387,840
Halyard Health, Inc.(a)	13,515	384,367
		1,169,175
Healthcare Services (2.0%)
INC Research Holdings, Inc., Class A(a)	12,474	498,960

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	23

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Healthcare Services (2.0%) (continued)
Magellan Health, Inc.(a)	7,165	$397,156
National HealthCare Corp.	6,380	388,478
The Ensign Group, Inc.	9,340	398,164
		1,682,758
Home Builders (0.5%)
Taylor Morrison Home Corp., Class A(a)	21,905	408,747

Household Products (1.4%)
ACCO Brands Corp.(a)	50,715	358,555
ARC Document Solutions, Inc.(a)	63,130	375,623
Ennis, Inc.	29,160	506,218
		1,240,396
Insurance (6.2%)
AMERISAFE, Inc.	9,830	488,846
Aspen Insurance Holdings, Ltd.	8,615	400,339
Employers Holdings, Inc.	19,220	428,414
FBL Financial Group, Inc., Class A	6,945	427,256
Federated National Holding Co.	17,485	419,990
Fidelity & Guaranty Life	16,845	413,376
Heritage Insurance Holdings, Inc.(a)	21,860	431,298
Maiden Holdings, Ltd.	30,475	422,993
National General Holdings Corp.	22,450	433,060
Selective Insurance Group, Inc.	15,585	484,070
The Navigators Group, Inc.(a)	5,615	437,858
Universal Insurance Holdings, Inc.	16,035	473,674
		5,261,174
Internet (0.8%)
Perficient, Inc.(a)	21,165	326,576
Web.com Group, Inc.(a)	17,215	362,892
		689,468
Leisure Services (0.4%)
Speedway Motorsports, Inc.	21,355	385,458

Lodging (0.9%)
Interval Leisure Group, Inc.	19,850	364,446
Isle of Capri Casinos, Inc.(a)	22,340	389,610
		754,056
Machinery - Construction & Mining (0.4%)
Hyster-Yale Materials Handling, Inc.	6,620	382,835

Machinery - Diversified (2.0%)
Alamo Group, Inc.	7,875	368,156
Applied Industrial Technologies, Inc.	7,705	293,946

The accompanying notes to financial statements are an integral part of these financial statements.
24	www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Machinery - Diversified (2.0%) (continued)
DXP Enterprises, Inc.(a)	14,115	$385,057
Kadant, Inc.	9,050	353,040
Terex Corp.	18,540	332,608
		1,732,807
Media (0.5%)
Time, Inc.	20,605	392,525

Metal Fabricate & Hardware (0.5%)
Worthington Industries, Inc.	15,585	412,691

Miscellaneous Manufacturing (6.2%)
AZZ, Inc.	8,330	405,588
Barnes Group, Inc.	11,060	398,713
Chase Corp.	11,145	439,001
Columbus McKinnon Corp.	21,745	394,889
Crane Co.	8,455	394,088
Fabrinet(a)	21,345	391,254
Federal Signal Corp.	26,595	364,617
Hillenbrand, Inc.	15,655	407,187
Insteel Industries, Inc.	24,795	398,704
LB Foster Co., Class A	29,470	361,892
Lydall, Inc.(a)	14,670	417,948
Park-Ohio Holdings Corp.	4,927	142,193
TriMas Corp.(a)	24,385	398,695
Trinseo SA(a)	15,830	399,707
		5,314,476
Office Furnishings (0.5%)
Herman Miller, Inc.	14,235	410,537

Oil & Gas (1.8%)
Atwood Oceanics, Inc.	13,800	204,378
Delek US Holdings, Inc.	10,735	297,360
Denbury Resources, Inc.	139,660	340,770
Panhandle Oil and Gas, Inc., Class A	20,675	334,108
Rowan Cos. PLC, Class A	23,000	371,450
		1,548,066
Oil & Gas Services (2.0%)
Bristow Group, Inc.	13,605	355,907
Chesapeake Utilities Corp.	8,705	462,061
Gulf Island Fabrication, Inc.	34,235	360,494
Matrix Service Co.(a)	22,025	494,902
		1,673,364

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	25

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Packaging & Containers (0.4%)
Silgan Holdings, Inc.	7,115	$370,265

Pharmaceuticals (1.1%)
Nutraceutical International Corp.(a)	21,865	516,233
Omega Protein Corp.(a)	26,625	451,826
		968,059
Real Estate Investment Trusts (5.0%)
Armada Hoffler Properties, Inc. REIT	25,365	247,816
Ashford Hospitality Prime, Inc. REIT	15,823	221,997
Ashford Hospitality Trust, Inc. REIT	29,780	181,658
CareTrust REIT, Inc.	20,555	233,299
CBL & Associates Properties, Inc. REIT	14,080	193,600
Cedar Realty Trust, Inc. REIT	33,905	210,550
Chatham Lodging Trust REIT	13,150	282,462
CoreSite Realty Corp. REIT	4,740	243,826
DiamondRock Hospitality Co. REIT	20,420	225,641
Inland Real Estate Corp. REIT	23,445	189,905
Lexington Realty Trust REIT	26,800	217,080
Medical Properties Trust, Inc. REIT	26,800	296,408
One Liberty Properties, Inc. REIT	10,475	223,432
Ryman Hospitality Properties REIT	4,175	205,535
Sabra Health Care REIT, Inc.	8,485	196,682
Summit Hotel Properties, Inc. REIT	20,770	242,386
Sunstone Hotel Investors, Inc. REIT	16,890	223,455
The Geo Group, Inc. REIT	7,725	229,741
Whitestone REIT	20,580	237,287
		4,302,760
Retail (6.3%)
Bloomin' Brands, Inc.	17,565	319,332
Bravo Brio Restaurant Group, Inc.(a)	29,905	337,029
Build-A-Bear Workshop, Inc.(a)	20,475	386,773
DSW, Inc., Class A	12,770	323,209
Express, Inc.(a)	23,925	427,540
Genesco, Inc.(a)	5,855	334,145
Movado Group, Inc.	17,380	448,925
Nautilus, Inc.(a)	26,100	391,500
Rocky Brands, Inc.	23,315	330,840
Shoe Carnival, Inc.	16,580	394,604
Stein Mart, Inc.	39,250	379,940
The Finish Line, Inc., Class A	16,730	322,889
Tilly's, Inc., Class A(a)	44,715	329,102
World Fuel Services Corp.	10,355	370,709
Zumiez, Inc.(a)	17,370	271,493
		5,368,030

The accompanying notes to financial statements are an integral part of these financial statements.
26	www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	September 30, 2015 (Unaudited)
	Shares	Fair Value
Savings & Loans (3.6%)
Berkshire Hills Bancorp, Inc.	15,080	$415,303
Dime Community Bancshares, Inc.	25,455	430,189
First Defiance Financial Corp.	12,280	448,957
Flagstar Bancorp, Inc.(a)	20,460	420,658
Flushing Financial Corp.	19,975	399,900
HomeStreet, Inc.(a)	21,525	497,227
United Financial Bancorp, Inc.	32,960	430,128
		3,042,362
Semiconductors (3.3%)
Brooks Automation, Inc.	38,565	451,596
Cohu, Inc.	35,960	354,566
Integrated Device Technology, Inc.(a)	21,880	444,164
IXYS Corp.	33,475	373,581
Microsemi Corp.(a)	11,760	385,963
MKS Instruments, Inc.	11,435	383,416
Photronics, Inc.(a)	42,835	388,085
		2,781,371
Software (2.8%)
Coherent, Inc.(a)	6,080	332,576
Constant Contact, Inc.(a)	17,180	416,443
ePlus, Inc.(a)	5,475	432,908
Lionbridge Technologies, Inc.(a)	78,230	386,456
PDF Solutions, Inc.(a)	35,160	351,600
SolarWinds, Inc.(a)	10,985	431,052
		2,351,035
Technology (0.5%)
TeleTech Holdings, Inc.	16,815	450,474

Telecommunications (2.1%)
Comtech Telecommunications Corp.	11,650	240,106
FairPoint Communications, Inc.(a)	25,255	389,180
Gray Television, Inc.(a)	28,985	369,849
NETGEAR, Inc.(a)	13,650	398,170
Polycom, Inc.(a)	38,295	401,332
		1,798,637
Transportation (3.4%)
Aaron’s, Inc.	13,850	500,123
Air Transport Services Group, Inc.(a)	44,100	377,055
ArcBest Corp.	13,360	344,287
Roadrunner Transportation Systems, Inc.(a)	18,065	332,396
Swift Transportation Co.(a)	19,590	294,242
Teekay Tankers, Ltd., Class A	56,520	389,988

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	27

SCHEDULE OF INVESTMENTS
CornerCap Small-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Transportation (3.4%) (continued)
Universal Truckload Services, Inc.	18,595	$289,524
Werner Enterprises, Inc.	15,475	388,423
		2,916,038
TOTAL COMMON STOCK (COST $86,159,667)		83,337,968

TOTAL INVESTMENTS (COST $86,159,667)	97.6%	$83,337,968

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES	2.4%	2,036,474

NET ASSETS	100.0%	$85,374,442

(a)	Non-income producing security.

Common Abbreviations:
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes to financial statements are an integral part of these financial statements.
28	www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
COMMON STOCK (98.1%)
Advertising (1.1%)
Omnicom Group, Inc.	1,755	$115,655

Aerospace & Defense (2.2%)
The Boeing Co.	935	122,438
United Technologies Corp.	1,310	116,577
		239,015
Agriculture (1.0%)
Archer-Daniels-Midland Co.	2,440	101,138

Auto Manufacturers (3.4%)
Ford Motor Co.	8,480	115,073
General Motors Co.	3,890	116,778
PACCAR, Inc.	2,430	126,773
		358,624
Auto Parts & Equipment (1.1%)
Johnson Controls, Inc.	2,850	117,876

Banks (15.4%)
Bank of America Corp.	7,765	120,979
BB&T Corp.	3,510	124,956
Capital One Financial Corp.	1,690	122,559
Citigroup, Inc.	2,485	123,281
Fifth Third Bancorp	7,435	140,596
JPMorgan Chase & Co.	2,210	134,744
Regions Financial Corp.	13,660	123,077
State Street Corp.	1,640	110,224
SunTrust Banks, Inc.	3,465	132,501
The Goldman Sachs Group, Inc.	720	125,107
The PNC Financial Services Group, Inc.	1,415	126,218
U.S. Bancorp	3,285	134,718
Wells Fargo & Co.	2,455	126,064
		1,645,024
Biotechnology (2.1%)
Amgen, Inc.	840	116,189
Gilead Sciences, Inc.	1,105	108,500
		224,689
Chemicals (3.3%)
Eastman Chemical Co.	1,915	123,939
The Dow Chemical Co.	2,785	118,084
The Mosaic Co.	3,645	113,396
		355,419

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	29

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Computers (5.8%)
Apple, Inc.	1,135	$125,190
EMC Corp.	5,575	134,692
Hewlett-Packard Co.	4,295	109,995
International Business Machines Corp.	915	132,648
Western Digital Corp.	1,435	113,996
		616,521
Diversified Financial Services (5.5%)
Ally Financial, Inc.(a)	5,615	114,434
American Express Co.	1,680	124,538
Ameriprise Financial, Inc.	1,015	110,767
Discover Financial Services	2,405	125,036
Morgan Stanley	3,340	105,210
		579,985
Electric (3.6%)
Entergy Corp.	1,830	119,133
Exelon Corp.	4,015	119,246
Public Service Enterprise Group, Inc.	3,340	140,814
		379,193
Electrical Components & Equipment (2.0%)
Emerson Electric Co.	2,415	106,670
Rockwell Automation, Inc.	1,085	110,095
		216,765
Engineering & Construction (1.0%)
Fluor Corp.	2,490	105,452

Food (1.3%)
Tyson Foods, Inc., Class A	3,180	137,058

Forest Products & Paper (0.9%)
International Paper Co.	2,480	93,719

Healthcare Services (1.0%)
Quest Diagnostics, Inc.	1,755	107,880

Household Products (1.0%)
Whirlpool Corp.	755	111,181

Insurance (10.0%)
ACE, Ltd.	1,205	124,597
Aflac, Inc.	2,170	126,142
Lincoln National Corp.	2,345	111,294
MetLife, Inc.	2,255	106,323

The accompanying notes to financial statements are an integral part of these financial statements.
30	www.cornercapfunds.com

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Insurance (10.0%) (continued)
Prudential Financial, Inc.	1,480	$112,791
The Allstate Corp.	2,080	121,139
The Hartford Financial Services Group, Inc.	2,530	115,823
The Travelers Cos., Inc.	1,360	135,361
Voya Financial, Inc.	2,835	109,913
		1,063,383
Internet (1.1%)
Symantec Corp.	5,745	111,855

Leisure Time (1.2%)
Harley-Davidson, Inc.	2,370	130,113

Lodging (1.0%)
Wyndham Worldwide Corp.	1,535	110,367

Media (2.0%)
Scripps Networks Interactive, Inc., Class A	1,995	98,134
Viacom, Inc., Class B	2,730	117,800
		215,934
Miscellaneous Manufacturing (2.2%)
Alcoa, Inc.	13,140	126,932
Pentair PLC	2,115	107,950
		234,882
Oil & Gas (2.0%)
Ensco PLC, Class A	7,605	107,078
Marathon Petroleum Corp.	2,250	104,243
		211,321
Oil & Gas Services (0.9%)
FMC Technologies, Inc.(a)	3,195	99,045

Pharmaceuticals (3.1%)
Express Scripts Holding Co.(a)	1,480	119,821
McKesson Corp.	600	111,018
Teva Pharmaceutical Industries, Ltd., ADR	1,840	103,886
		334,725
Retail (7.2%)
Bed Bath & Beyond, Inc.(a)	1,820	103,776
Best Buy Co., Inc.	3,325	123,424
Kohl's Corp.	1,995	92,389
Macy's, Inc.	2,145	110,081
Michael Kors Holdings, Ltd.(a)	2,660	112,358
The Gap, Inc.	3,695	105,308

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	31

SCHEDULE OF INVESTMENTS
CornerCap Large/Mid-Cap Value Fund	September 30, 2015 (Unaudited)

	Shares	Fair Value
Retail (7.2%) (continued)
Wal-Mart Stores, Inc.	1,790	$116,064
		763,400
Semiconductors (3.5%)
Intel Corp.	4,355	131,259
Lam Research Corp.	1,700	111,061
Texas Instruments, Inc.	2,540	125,781
		368,101
Software (1.1%)
CA, Inc.	4,285	116,980

Telecommunications (6.7%)
AT&T, Inc.	3,450	112,401
CenturyLink, Inc.	4,335	108,895
Cisco Systems, Inc.	4,950	129,937
Comcast Corp., Class A	2,185	124,283
Juniper Networks, Inc.	4,620	118,780
Verizon Communications, Inc.	2,805	122,046
		716,342
Transportation (4.4%)
CSX Corp.	4,400	118,360
Cummins, Inc.	1,030	111,837
Union Pacific Corp.	1,380	122,006
United Rentals, Inc.(a)	1,970	118,299
		470,502
TOTAL COMMON STOCK (COST $11,721,889)		10,452,144

SHORT-TERM INVESTMENTS (2.4%)
Federated Treasury Obligations Money Market Fund, 7 Day Yield 0.015%	254,438	254,438

TOTAL SHORT-TERM INVESTMENTS (COST $254,438)		254,438

TOTAL INVESTMENTS (COST $11,976,327)	100.5%	$10,706,582

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)%	(55,502)

NET ASSETS	100.0%	$10,651,080

(a)	Non-income producing security.

Common Abbreviations:
ADR	American Depositary Receipt
PLC	Public Limited Company

The accompanying notes to financial statements are an integral part of these financial statements.
32	www.cornercapfunds.com

Statements of Assets and Liabilities
September 30, 2015 (Unaudited)

60	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
ASSETS:
Investments, at value (Cost $26,745,990, $86,159,667 and $11,976,327, respectively)	$24,939,377	$83,337,968	$10,706,582
Cash	-	2,616,973	-
Receivable for fund shares subscribed	24,975	91,769	53,542
Receivable for investments sold	-	882,562	-
Dividends and interest receivable	104,725	139,195	13,835
Total assets	25,069,077	87,068,467	10,773,959

LIABILITIES:
Payable for investment securities purchased	165,461	1,576,471	113,459
Payable for fund shares redeemed	166,736	28,331	-
Advisory fee payable	15,059	53,720	5,019
Other expenses payable	6,218	35,503	4,401
Total liabilities	353,474	1,694,025	122,879
Net assets	$24,715,603	$85,374,442	$10,651,080

PRICING OF SHARES (NOTE 2):
Net Assets	$24,715,603	$85,374,442	$10,651,080
Shares Outstanding	1,824,181	6,011,255	874,445
Net asset value, offering and redemption price per share	$13.55	$14.20	$12.18

NET ASSETS CONSISTS OF:
Paid-in capital	$23,789,432	$82,032,892	$10,039,614
Undistributed net investment income	303,764	158,081	93,965
Accumulated net realized gain on investments	2,429,020	6,005,168	1,787,246
Net unrealized depreciation in value of investments	(1,806,613)	(2,821,699)	(1,269,745)
Net assets	$24,715,603	$85,374,442	$10,651,080

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	33

Statements of Operations
September 30, 2015 (Unaudited)

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
INVESTMENT INCOME:
Dividends, (net of foreign withholding taxes of $290, $0 and $212, respectively)	$184,211	$679,960	$119,620
Interest	163,437	-	-
Total investment income	347,648	679,960	119,620

EXPENSES:
Advisory fees	133,307	443,727	57,084
Operating expenses	39,992	221,862	28,542
Total expenses	173,299	665,589	85,626
Less fees waived/reimbursed by investment adviser	(26,662)	(88,746)	(17,126)
Net expenses	146,637	576,843	68,500
Net investment income	201,011	103,117	51,120

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments	301,928	1,619,867	198,612
Change in unrealized depreciation of investments	(2,460,935)	(9,727,414)	(1,583,504)
Net loss on investments	(2,159,007)	(8,107,547)	(1,384,892)
Net decrease in net assets resulting from operations	$(1,957,996)	$(8,004,430)	$(1,333,772)

The accompanying notes to financial statements are an integral part of these financial statements.
34	www.cornercapfunds.com

Statements of Changes in Net Assets

	CornerCap Balanced Fund		CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
	For the Six Months Ended September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015	For the Six Months Ended September 30, 2015 (Unaudited)	For the Year Ended March 31, 2015
OPERATIONS:
Net investment income	$201,011	$369,232	$103,117	$111,647	$51,120	$124,642
Net realized gain on investments	301,928	3,187,612	1,619,867	7,272,052	198,612	2,389,525
Change in unrealized depreciation of investments	(2,460,935)	(2,301,112)	(9,727,414)	(1,540,105)	(1,583,504)	(1,658,144)
Net increase (decrease) in net assets resulting from operations	(1,957,996)	1,255,732	(8,004,430)	5,843,594	(1,333,772)	856,023

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	-	(366,495)	-	(78,979)	-	(114,458)
From net realized gain on investments	-	(2,348,112)	-	(7,714,238)	-	(875,657)
Total Distributions to Shareholders	-	(2,714,607)	-	(7,793,217)	-	(990,115)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) from capital share transactions (see Note 3)	(183,349)	4,795,321	8,200,597	27,367,188	371,448	895,024
Redemption fees		-	966	-	300	116
Net increase (decrease) from capital share transactions	(183,349)	4,795,321	8,201,563	27,367,188	371,748	895,140
Total increase (decrease) in net assets	(2,141,345)	3,336,446	197,133	25,417,565	(962,024)	761,048

NET ASSETS:
Beginning of period	26,856,948	23,520,502	85,177,309	59,759,744	11,613,104	10,852,056
End of period*	$24,715,603	$26,856,948	$85,374,442	$85,177,309	$10,651,080	$11,613,104

* Including undistributed net investment income of:	$303,764	$102,753	$158,081	$54,964	$93,965	$42,845

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	35

Financial Highlights
CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$14.62	$15.51	$14.03	$13.51	$13.65	$12.82
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.11	(a)	0.22	(a)	0.23	(a)	0.24	0.24	0.26
Net realized and unrealized gain (loss) on investments	(1.18)	0.59	2.09	0.78	(0.07)	0.97
Total Income/(Loss) from Investment Operations	(1.07)	0.81	2.32	1.02	0.17	1.23

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	(0.23)	(0.22)	(0.24)	(0.31)	(0.40)
Distributions from net realized gain on investments	—	(1.47)	(0.62)	(0.26)	—	—
Total Dividends and Distributions to Shareholders	—	(1.70)	(0.84)	(0.50)	(0.31)	(0.40)
Paid-in Capital from Redemption fees	—	—	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net Asset value, end of period	$13.55	$14.62	$15.51	$14.03	$13.51	$13.65
Total Return	(7.32	)%(c)	5.12%	16.76%	7.85%	1.47%	9.78%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$24,716	$26,857	$23,521	$19,290	$18,538	$18,427

RATIOS TO AVERAGE NET ASSETS:
Net investment income	1.51	%(d)	1.45%	1.54%	1.82%	1.64%	2.13%
Net expenses	1.10	%(d)	1.10%	1.10%	1.10%	1.20	%(e)	1.30%
Gross expenses	1.30	%(d)(f)	1.30	%(f)	1.30	%(f)	1.30	%(f)	1.30	%(f)	1.30%
Portfolio turnover rate	26	%(c)	87%	43%	40%	38%	31%

(a)	Calculated based on average shares outstanding during each period.
(b)	Less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2011, the Adviser agreed to limit expenses at 1.10%. Prior to October 1, 2011, no expense cap was in place.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.
36	www.cornercapfunds.com

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$15.55	$16.25	$13.74	$12.98	$13.51	$10.57
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	(a)	0.03	(a)	—	(a)	—	—	—
Net realized and unrealized gain (loss) on investments	(1.37)	1.21	4.51	1.56	(0.53)	2.94
Total Income/(Loss) from Investment Operations	(1.35)	1.24	4.51	1.56	(0.53)	2.94

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	(0.02)	—	(0.13)	—	—
Distributions from net realized gain on investments	—	(1.92)	(2.00)	(0.67)	—	—
Total Dividends and Distributions to Shareholders	—	(1.94)	(2.00)	(0.80)	—	—
Paid-in Capital from Redemption Fees(a)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)	0.00	(b)
Net Asset value, end of period	$14.20	$15.55	$16.25	$13.74	$12.98	$13.51
Total Return	(8.68	)%(c)	8.21%	33.09%	12.70%	(3.92)%	27.81%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$85,374	$85,177	$59,760	$36,600	$22,922	$22,872

RATIOS TO AVERAGE NET ASSETS:
Net investment income (loss)	0.23	%(d)	0.17%	0.02%	0.74%	0.30%	(0.62)%
Net expenses	1.30	%(d)	1.30%	1.30%	1.30%	1.40	%(e)	1.50%
Gross expenses	1.50	%(d)(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50	%(f)	1.50%
Portfolio turnover rate	70	%(c)	112%	109%	131%	56%	61%

(a)	Calculated based on average shares outstanding during each period.
(b)	Less than $0.005 per share.
(c)	Not annualized.
(d)	Annualized.
(e)	Effective October 1, 2011, the Adviser agreed to limit expenses at 1.30%. Prior to October 1, 2011, no expense cap was in place.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.
Semi-Annual Report September 30, 2015	37

Financial Highlights
CornerCap Large/Mid-Cap ValueFund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Year Ended March 31, 2014		Year Ended March 31, 2013	Year Ended March 31, 2012		Year Ended March 31, 2011(a)
PER SHARE OPERATING PERFORMANCE
Net Asset value, beginning of period	$13.75	$13.87	$10.88		$10.07	$10.41		$9.16
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (a)	0.06 (b)	0.15 (b)	0.12	(b)	0.10	0.08		0.02
Net realized and unrealized gain (loss) on investments	(1.63)	0.91	2.97		0.81	(0.34	)(c)	1.23
Total Income/(Loss) from Investment Operations	(1.57)	1.06	3.09		0.91	(0.26)		1.25

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	(0.14)	(0.10)		(0.10)	(0.08)		—
Distributions from net realized gain on investments	—	(1.04)	—		—	—		—
Total Dividends and Distributions to Shareholders	—	(1.18)	(0.10)		(0.10)	(0.08)		—
Paid-in Capital from Redemption Fees(a)	0.00 (d)	0.00 (d)	0.00	(d)	0.00 (d)	0.00	(d)	0.00 (d)
Net Asset value, end of period	$12.18	$13.75	$13.87		$10.88	$10.07		$10.41

Total Return	(11.42	)%(e)	7.46%	28.42%	9.16%	(2.42)%	13.65%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)	$10,651	$11,613	$10,852	$8,163	$5,560	$3,955

RATIOS TO AVERAGE NET ASSETS:
Net investment income	0.90	%(f)	1.03%	0.98%	1.20%	0.98%	0.24%
Net expenses	1.20	%(f)	1.20%	1.20%	1.20%	1.25	%(g)	1.38%
Gross expenses	1.50	%(f)(h)	1.50	%(e)	1.50%	1.50%	1.50%	1.38%
Portfolio turnover rate	41	%(e)	125%	60%	43%	35%	136%

(a)	Prior to July 29, 2010, the CornerCap Large/Mid-Cap Value Fund was known as the CornerCap Contrarian Fund.
(b)	Calculated based on average shares outstanding during each period.
(c)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the year, and may not reconcile with the the aggregate gains and losses in the Statements of Operations due to share transactions for the year.

(d)	Less than $0.005 per share.
(e)	Not annualized.
(f)	Annualized.
(g)	Effective October 1, 2011, the Adviser agreed to limit expenses at 1.20%. Prior to October 1, 2011, the expense cap in place was 1.30%.
(h)	Reflects the expense ratio excluding any waivers and/or reimbursements.

The accompanying notes to financial statements are an integral part of these financial statements.
38	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2015 (Unaudited)

1. ORGANIZATION

The CornerCap Group of Funds (the “Funds”) was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company.

The investment objective of the CornerCap Balanced Fund and CornerCap Small‐Cap Value Fund is to obtain capital appreciation and current income, whereas the CornerCap Large/Mid‐Cap Value Fund’s investment objective is to obtain capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, exchange traded funds (ETFs), open‐end funds, closed‐end funds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks and exchange traded funds are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, certificates of deposit and U.S. Government and Agency obligations are classified as Level 2 of the fair value hierarchy, and are priced based upon valuations provided by a recognized independent, third party pricing agent. Third‐party pricing agents value these securities by employing methodologies that utilize actual market transactions, broker‐supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations. Unlisted securities that are not included on such exchanges or systems are valued at the mean of the quoted bid and asked prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Federal Income Taxes – For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code of 1986 (“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including

Semi-Annual Report September 30, 2015	39

Notes to Financial Statements
September 30, 2015 (Unaudited)

any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the six months ended September 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years of 2012-2014 and as of and during the six months ended September 30, 2015, have incorporated no uncertain tax positions that require a provision for income taxes. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2015:

40	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2015 (Unaudited)

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$14,862,295	$-	$-	$14,862,295
Exchange Traded Funds	1,060,879	-	-	1,060,879
Government Bond	-	514,007	-	514,007
Corporate Bonds	-	7,904,598	-	7,904,598
Municipal Bonds	-	309,854	-	309,854
Short-Term Investments	287,744	-	-	287,744
Total	$16,210,918	$8,728,459	$-	$24,939,377

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$83,337,968	$-	$-	$83,337,968
Total	$83,337,968	$-	$-	$83,337,968

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,452,144	$-	$-	$10,452,144
Short-Term Investments	254,438	-		254,438
Total	$10,706,582	$-	$-	$10,706,582

* See Schedule of Investments for industry classification.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. There were no transfers into or out of Levels 1 and 2 during the six months ended September 30, 2015.

For the six months ended September 30, 2015, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the six months.

3. SHARES OF BENEFICIAL INTEREST

On September 30, 2015, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee calculated as a percentage of the amount redeemed. This is applicable to all redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund. The redemption fees charged during the six months are disclosed on the Statements of Changes in Net Assets.

Semi-Annual Report September 30, 2015	41

Notes to Financial Statements
September 30, 2015 (Unaudited)

Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:	35574	42277 #	#		42094

	Six Months Ended September 30, 2015			Year Ended March 31, 2015
	Shares	Amount		Shares	Amount
Shares Sold	210,271	$3,045,286		363,579	$5,540,649
Shares Issued in Reinvestment of Dividends	-	-		183,973	2,711,768
Total	210,271	3,045,286		547,552	8,252,417
Less Shares Redeemed	(223,120)	(3,228,635)		(226,634)	(3,457,096)
Net increase (decrease)	(12,849)	$(183,349)		320,918	$4,795,321

CornerCap Small-Cap Value Fund:	35574	42277	#	#		42094

	Six Months Ended September 30, 2015				Year Ended March 31, 2015
	Shares	Amount			Shares	Amount
Shares Sold	733,106	$11,253,270			1,598,514	$24,616,043
Shares Issued in Reinvestment of Dividends	-	-			523,914	7,780,119
Total	733,106	11,253,270			2,122,428	32,396,162
Less Shares Redeemed	(199,025)	(3,052,673)			(321,780)	(5,028,974)
Net increase (decrease)	534,081	$8,201,563			1,800,648	$27,367,188

CornerCap Large/Mid-Cap Value Fund:	35574	42277	#	#		42094

	Six Months Ended September 30, 2015				Year Ended March 31, 2015
	Shares	Amount			Shares	Amount
Shares Sold	117,619	$1,568,127			197,580	$2,776,016
Shares Issued in Reinvestment of Dividends	-	-			70,614	987,891
Total	117,619	1,568,127			268,194	3,763,907
Less Shares Redeemed	(87,473)	(1,196,679)			(206,515)	(2,868,883)
Net increase (decrease)	30,146	$371,448			61,679	$895,140

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. Distributions from

42	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2015 (Unaudited)

net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The tax character of distributions paid for the years ended March 31, 2015 and March 31, 2014 were as follows:

	CornerCap Balanced Fund
Distributions Paid From:	2015	2014
Ordinary Income	$1,168,009	$420,002
Long-term capital gains	1,546,598	700,002
Total	$2,714,607	$1,120,004

	CornerCap Small-Cap Value Fund
Distributions Paid From:	2015	2014
Ordinary Income	$3,289,628	$4,603,756
Long-term capital gains	4,503,589	1,786,741
Total	$7,793,217	$6,390,497

	CornerCap Large/Mid-Cap Value Fund
Distributions Paid From:	2015	2014
Ordinary Income	$389,070	$80,252
Long-term capital gains	601,045	-
Total	$990,115	$80,252

As of March 31, 2015, the components of distributable earnings on a tax basis were as follows:

	CornerCap Balanced Fund	CornerCap Small-CapValue Fund	CornerCap Large/Mid-Cap Value Fund
Undistributed ordinary income	$344,611	$1,707,310	$266,442
Accumulated net realized gain on investments	1,885,234	2,732,955	1,366,994
Net unrealized appreciation on investments	654,322	6,905,715	311,802
Total	$2,884,167	$11,345,980	$1,945,238

As of March 31, 2015, the Funds had no capital loss carryforwards to reduce the Funds’ taxable income arising from future net realized gains on investments.

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2015, were as follows:

Semi-Annual Report September 30, 2015	43

Notes to Financial Statements
September 30, 2015 (Unaudited)

	CornerCap Balanced Fund	CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$706,843	$5,243,464	$384,401
Gross unrealized depreciation (excess of tax cost over value)	(2,513,456)	(8,065,163)	(1,654,146)
Net unrealized appreciation (depreciation)	$(1,806,613)	$(2,821,699)	$(1,269,745)
Cost of investments for income tax purposes	$26,745,990	$86,159,667	$11,976,327

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel (the “Adviser”), pursuant to which the Adviser receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of each Advisory Agreement, the Adviser manages the Funds’ investments subject to the approval of the Board of Trustees. The amount of expenses paid to the Adviser are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

In addition, each Fund and the Adviser have an Operating Services Agreement whereby the Adviser receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of 0.30%, 0.50% and 0.50% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund, and CornerCap Large/Mid‐Cap Value Fund, respectively. The amounts of expenses paid to the Adviser as Operating Services Fees are reflected in the Statements of Operations and the amount of current liabilities are reflected in the Statements of Assets and Liabilities.

The Adviser has contractually agreed to waive fees and reimburse each of the Funds so as to limit each Fund’s “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) as reflected in the following table:

Fund	Total Annual Fund Operating Expense Limitation
CornerCap Balanced Fund	1.10%
CornerCap Small-Cap Value Fund	1.30%
CornerCap Large/Mid-Cap Value Fund	1.20%

The contractual agreements cannot be terminated prior to August 1, 2016, without the Board of Trustees’ approval.

B. The Funds and the Adviser have entered into the following agreements whereby the Adviser pays any associated fees from the Operating Services Fees it receives from the Funds to Fund operational service providers pursuant to the following agreements: 1) Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides fund accounting, fund administration services and transfer agency services to each Fund. Pursuant to an Atlantic services agreement, the Adviser pays Atlantic customary fees for its services from the Operating Services Fee it receives from the Funds. Atlantic also provides certain shareholder report production, and EDGAR conversion and filing services; 2) Foreside Fund Services, LLC serves as each Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or Atlantic or their affiliates.

Certain officers and directors of the Funds are also officers and directors of the Adviser.

44	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2015 (Unaudited)

6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the six months ended September 30, 2015, excluding U.S. Government and Agency securities and short-term investments, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
CornerCap Balanced Fund	$7,743,189	$6,685,155
CornerCap Small-Cap Value Fund	69,441,954	59,684,260
CornerCap Large/Mid-Cap Value Fund	4,898,871	4,565,253

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2015, Charles Schwab & Co. held approximately 49.68%, 82.70% and 64.92% of the CornerCap Balanced Fund, CornerCap Small‐Cap Value Fund, and CornerCap Large/Mid‐Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact and the Funds have had no such events.

Semi-Annual Report September 30, 2015	45

Additional Information (Unaudited)
September 30, 2015

1.  PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12‐month period ended June 30 is also available without charge, upon request, by calling the Funds toll‐free at (888) 813‐8637 and on the SEC’s website at http://www.sec.gov.

2.  AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N‐Q. The Funds’ Form N‐Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N‐Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1‐800‐SEC‐0330. If any of the Funds make the information on Form N‐Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll‐free at (888) 813‐8637.

3.  COMPENSATION OF TRUSTEES

No interested Trustee, officer, or employee of the Funds receives any compensation from the Funds for serving as an officer or Trustee of the Funds. Each Independent Trustee receives $3,000 for each Trustees meeting attended in‐person and $2,000 for each Trustees meeting attended by telephone. Members of the Audit Committee are paid $1,000 per Audit Committee meeting, and the Audit Committee Chairman is paid $2,000 per Audit Committee meeting. The Audit Committee will normally meet twice a year.

4. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENTS

The Investment Company Act of 1940 requires that the Board of Trustees of the Funds (the “Board”), including all of the Trustees who are not “interested persons” of the Funds (“Independent Trustees”), annually review the Funds’ investment advisory agreements with Adviser (the “Agreements”) and consider whether or not to re-approve them for an additional year. At its meeting on May 14, 2015, the Board, including the Independent Trustees, conducted such a review and approved the continuation of the Funds’ Agreements. Legal counsel directed the Board to a memorandum legal counsel had prepared that summarized the trustees’ fiduciary duties and responsibilities in reviewing and approving the Agreements. Legal counsel discussed with the Trustees the types of information that should be reviewed by the Board and their responsibilities in making an informed decision regarding the approval of the continuance of the Agreements. Andrew B. Sachs, of Kilpatrick Townsend & Stockton LLP and Counsel to the Fund, then reviewed with the Board a memorandum from Adviser addressed to the Trustees that provided information regarding Adviser and its business (the “Memorandum”). In deciding on whether to approve the continuation of the Agreements, the Board considered numerous factors, including:

(i)
The Nature, Extent and Quality of the Services Provided by CornerCap. In this regard, the Board considered the responsibilities CornerCap would have under each of the Agreements. The Board reviewed the operating and investment advisory services provided by CornerCap to each Fund, including, without limitation, its investment advisory services since the Fund’s inception, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices, its efforts to promote the Funds and assist in its distribution and its provision of officers for the Trust. After reviewing the foregoing information and further information in CornerCap’s Memorandum, the Board concluded that the nature, extent and quality of the services provided by CornerCap were satisfactory and adequate for each of the Funds.

(ii)
The Investment Performance of the Funds and CornerCap. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of CornerCap’s management of the Funds

46	www.cornercapfunds.com

Additional Information (Unaudited)
September 30, 2015

with the Funds’ investment objectives and  policies. After reviewing the Funds’ short- and long-term investment performance, CornerCap’s experience managing the Funds, CornerCap’s historical investment performance and other factors, the Board concluded that the investment performance of each Fund and CornerCap was satisfactory.

(iii)
The Costs of the Services to be Provided and Profits to be Realized by CornerCap and its Affiliates from the Relationship with the Funds. In this regard, the Board considered CornerCap’s staffing, personnel and methods of operating; CornerCap’s compliance policies and procedures; the financial condition of CornerCap and the level of commitment to the Funds and CornerCap by the principals of CornerCap; the asset levels of the Funds; and the overall fees and expenses of the Funds. The Board also considered CornerCap’s past and future expected profitability with respect to the Funds. The Board then reviewed the fees and expenses of each Fund, and compared them to other funds similar in terms of the type of fund, the style of investment management, the size of the fund and the nature of the fund’s investment strategy, among other factors. Specifically, the Board determined that each Fund’s net expense ratio was lower than some of its comparable funds and higher than others. The Board also compared the fees charged by CornerCap to its separate account clients, noting that there were differences, but also noting the differences in the level of service CornerCap is required to provide to the Funds. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to CornerCap by each Fund under the Agreements are appropriate and within the range of what would have been negotiated at arm’s length.

(iv)
The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Advisory Fee Levels Reflect These Economies of Scale for the Benefit of the Funds’ Investors. Following discussion of the Funds’ asset levels, expectations for growth, levels of fees and past adjustments to expense limitation agreements, the Board determined that each Fund’s fee arrangement was appropriate and within the range of what would have been negotiated at arm’s length, and that each Fund’s overall fee structure provided for savings and protection for shareholders at lower asset levels.

Semi-Annual Report September 30, 2015	47

Additional Information (Unaudited)
September 30, 2015

5. TRUSTEES AND OFFICERS

The business affairs of the Funds are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds’ Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Thomas E. Quinn The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1945	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel; President, Church Investment Group (non-profit) 2013-present.	None

INDEPENDENT TRUSTEES

Name, Address* and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard L. Boger Born: 1946	Trustee since 1992	3
President & CEO, Lex-Tek International, Inc. (a financial services and software consulting company), (1991-present); Managing Trustee, Boger-Owen FNON (2012-present); Business Manager, Owen Holdings, LLLP (2003-2013); Heathland Holdings, LLLP (2004-present); and General Partner, Shawnee Meadow Holdings, LLLP (2004-present) (real estate and related companies).

				Director, Gray Television, Inc., since 1991.
Laurin M. McSwain Born: 1951	Trustee since 1994	3	Attorney, Lefkoff, Duncan, Grimes, McSwain & Hass, (2003-present).	None
Leslie W. Gates Born: 1955	Trustee since 2006	3	Retired, 2005; Partner, Williams Benater & Libby, LLP (CPA Firm) (1989-2004).	None
G. Harry Durity Born: 1946	Trustee (1992-2004, since 2010)	3	Director, Overland Solutions, Inc. (Private Company) since January 2009; Senior Advisor, Consultant, New Mountain Capital, LLC since May 2005.	Director, National Medical Health Card; Director, Website Pros, Inc.; Director, Alexander Mann Solutions (Private Company)
*All Independent Trustees can be contacted via the Funds at:

c/o CornerCap Group of Funds, P.O. Box 588, Portland, ME 04112.

48	www.cornercapfunds.com

Additional Information (Unaudited)
September 30, 2015

OFFICERS

Name, Address and Year of Birth	Position with the Trust, Term of Office and Tenure	Number of Funds in Complex Overseen by Trustee	Principal Occupation(s) during past 5 years	Other Trusteeships/Directorships by Trustee
Richard T Bean The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1962	Vice President of the Funds since 1996	N/A	Vice President of the Funds and Portfolio Manager, CornerCap Investment Counsel.	N/A
John A. Hackney The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1966	Chief Compliance Officer since 2004 and Secretary of the Funds since 1999	N/A	Chief Compliance Officer, CornerCap Investment Counsel.	N/A
Gene A. Hoots The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309 Born: 1939	Vice President of the Funds since 1992	N/A	Vice President of the Funds and Chairman Emeritus of CornerCap Investment Counsel.	N/A

Semi-Annual Report September 30, 2015	49

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)	Included as part of the report to shareholders under Item 1.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Note applicable.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)  Not applicable.
(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibits filed herewith).

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                      CornerCap Group of Funds

By           /s/ Thomas E. Quinn
Thomas E. Quinn
President

Date        November 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Thomas E. Quinn
Thomas E. Quinn
President (Principal Executive Officer) and Treasurer (Principal Financial Officer)

Date         November 17, 2015